Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Amortization of intangible assets	$ 934,000	$ 990,000	$ 984,000
Currency forward contracts, general expiration period	12 months
The term of support period	1 year
Fair value of foreign currency forward contracts and foreign currency options liabilities		(277,000)
Fair value of foreign currency forward contracts and foreign currency option assets	$ 0
Minimum [Member]
Significant Accounting Policies [Line Items]
Purchase order average payment terms	30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	3 months
Purchase order average payment terms	120 days